Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade receivables, net of expected credit loss	$ 859,017	$ 893,659
Other receivables	22,415	33,995
Trade and other receivables	$ 881,432	$ 927,654	[1]

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))